Non-current assets - Financial assets	12 Months Ended
Jun. 30, 2019
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Non-current assets - Financial assets

Note 12. Non-current assets - Financial assets

	2019	2018
	A$’000	A$’000

Listed ordinary shares - FVTPL (2018: Available for sale)	25	3,680
Unlisted shares and options - FVTPL	143	655

	168	4,335

Refer to note 25 for further information on fair value measurement.